CREDIT AGREEMENT (Schedule of Loss on Extinguishment) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Sep. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Loss on Extinguishment:
Estimated fair value of debt after modification	$ 1,584,192	$ 1,880,000		$ 1,880,000					$ 1,880,000
Waiver fee				37,600	30,000	30,000		30,000	67,600
Less: Original issue discount	330,019			(202,926)		368,000
Fair value of assets given	1,614,192	1,714,674		1,714,674					1,714,674
Less: Carrying Value of pre-modification debt	(838,815)	(1,677,439)		(1,677,439)					(1,677,439)
Unamortized deferred financing costs	66,375	0		0			103,250		0
Loss on debt extinguishment				$ 37,235	$ 841,752	$ (841,752)		$ (841,752)	$ 878,987